Credit Facilities - Short term loans banks (Details)			6 Months Ended		12 Months Ended
	Sep. 25, 2020 USD ($)	Sep. 25, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
Line of Credit Facility [Line Items]
Security deposit					$ 109,221
Properties pledged as collateral			$ 5,600,000		5,200,000			¥ 36,626,600	¥ 36,626,600
Total			(3,360,814)	$ (4,696,055)	(4,696,055)	$ (4,514,380)
Short-term loans - banks			3,031,904		4,359,210	4,150,309
Repayment of debt			1,624,987	711,037	$ 1,137,574	4,755,264	$ 11,375,158
Zeshu Dai
Line of Credit Facility [Line Items]
Stock right (as a percent)					6.25%				6.25%
GA Yongpeng
Line of Credit Facility [Line Items]
Properties pledged as collateral					$ 5,200,000				¥ 36,626,600
Stock Pledged AS Collateral					200,000				1,250,000
JMC
Line of Credit Facility [Line Items]
Properties pledged as collateral					800,000				¥ 5,517,400
Continuing operations
Line of Credit Facility [Line Items]
Short-term loans - banks			3,031,904	4,359,210	4,359,210	4,150,309
Discontinued operations
Line of Credit Facility [Line Items]
Total					$ (336,845)	(364,071)
Short-term loans - banks			$ 328,910	336,845
Shanghai Pudong Development ("SPD") Bank Chongqing Nanbing Road Branch
Line of Credit Facility [Line Items]
Weighted average interest rate			6.09%		6.09%			6.09%	6.09%
Security deposit			$ 109,221
Total				(1,273,794)	$ (1,273,794)	(1,456,187)
Chongqing Rural Commercial Bank
Line of Credit Facility [Line Items]
Weighted average interest rate			6.74%		6.74%			6.74%	6.74%
Total			$ (1,684,391)	(1,839,928)	$ (1,839,928)	(2,694,122)
Chongqing Beibei Chouzhou Bank Co., Ltd.
Line of Credit Facility [Line Items]
Weighted average interest rate			6.96%		6.96%			6.96%	6.96%
Total			$ (328,910)	(336,845)	$ (336,845)	(364,071)
Principal amount due before October 21, 2020	$ 17,000	¥ 110,000
Interest amount due before October 21, 2020	14,000	93,466
Remaining balance that is to be repaid at 21th of each month since November 2020	$ 15,000	¥ 100,000
Increase in interest rate (as a percent)	50.00%	50.00%
Repayment of debt	$ 16,000	¥ 114,939
Chongqing Beibei Chouzhou Bank Co., Ltd. | Zeshu Dai
Line of Credit Facility [Line Items]
Stock right (as a percent)			6.25%					6.25%
Chongqing Beibei Chouzhou Bank Co., Ltd. | GA Yongpeng
Line of Credit Facility [Line Items]
Properties pledged as collateral			$ 5,200,000					¥ 36,626,600
Stock Pledged AS Collateral			$ 200,000					¥ 1,250,000
The Agriculture Bank of China Chongqing Yubei Branch
Line of Credit Facility [Line Items]
Weighted average interest rate			3.85%		3.85%			3.85%	3.85%
Total			$ (505,317)	(467,058)	$ (467,058)	0
The Agriculture Bank of China Chongqing Yubei Branch | JMC
Line of Credit Facility [Line Items]
Properties pledged as collateral			$ 800,000					¥ 5,517,400
China Zheshang Bank Chongqing Branch
Line of Credit Facility [Line Items]
Weighted average interest rate			5.35%		5.35%			5.35%	5.35%
Total			$ (842,196)	$ (778,430)	$ (778,430)	$ 0
China Zheshang Bank Chongqing Branch | JMC
Line of Credit Facility [Line Items]
Properties pledged as collateral			$ 1,700,000		$ 1,700,000			¥ 12,090,000	¥ 12,090,000